Other income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Other operating income expense [Abstract]
Loss/(gain) on sale/disposal of non-current assets, net	[1]	₨ (1,119)		₨ 42	₨ 10
Sale of spent chemicals		(348)		(270)	(306)
Scrap sales		(206)		(142)	(167)
Miscellaneous income, net	[2]	(1,088)		(612)	(3,827)
Other (income)/expense, net		₨ (2,761)	$ (36)	₨ (982)	₨ (4,290)

[1]	During the year ended March 31, 2022, the Company entered into a definitive agreement with Citius Pharmaceuticals, Inc. ("Citius") for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox) to Citius. The Company received Rs. 2,951 (U.S.$40) as an up front amount upon the closing of the transaction. Further, the Company is entitled to additional payments on achievement of milestones of up to U.S.$40 upon the CTCL (cutaneous Tcell lymphoma) indication regulatory approval, up to U.S.$70 in milestone payments upon additional indication regulatory approvals, and certain sales-based milestones and tiered earn-out payments. Consequently, an amount of Rs.1,064, representing the excess of sale consideration over the carrying cost, has been recognized as gain on sale of intangible assets. The transaction pertains to the Company’'s Proprietary Products segment.
[2]	Miscellaneous income, net for the year ended March 31, 2020 includes Rs.3,457 received from Celgene pursuant to a settlement agreement entered into in April 2019. The agreement effectively settles any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID® brand capsules (Lenalidomide) pending before Health Canada.